Schedule of property and equipment estimated useful life (Details)	Jun. 30, 2026
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Renovations [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years
Operating Lease Right of Use Assets [Member]
Property, Plant, and Equipment [Line Items]
Useful life	2 years